Rule 497(e) File Nos. 33-34423 and 811-06087



                      SALOMON BROTHERS INVESTMENT SERIES

                                  SUPPLEMENT
                        DATED SEPTEMBER 16, 2002 TO THE
                        PROSPECTUS DATED APRIL 30, 2002


                     Salomon Brothers High Yield Bond Fund
                     Salomon Brothers Strategic Bond Fund
                 Salomon Brothers U.S. Government Income Fund
              (as of September 16, 2002, Salomon Brothers Short/
                      Intermediate U.S. Government Fund)



The following revises and supersedes, as applicable, the information contained in the Prospectus for Salomon Brothers Investment Series.

Investment Objective

On September 16, 2002, the stockholders of each of Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund and Salomon Brothers U.S. Government Income Fund approved a change to the investment objective(s) of the Funds to be implemented on or about September 16, 2002. Accordingly, on or about September 16, 2002, the investment objective of each of the Funds will be to maximize total return, consistent with the preservation of capital. There will be no change in the types of securities in which the Funds may invest as set forth in the Prospectus under "Principal investment strategy" for each Fund. Investing for total return will allow the manager for each of the Funds, when selecting securities for the Funds, to place more emphasis on additional factors, such as appreciation and overall return potential, instead of focusing primarily or, in the case of Salomon Brothers U.S. Government Income Fund, exclusively, on the current income potential of an investment. In addition, each of the Funds will continue to pay monthly dividends, the rate of which is expected to fluctuate.

Name Change

On September 16, 2002, the name of Salomon Brothers U.S. Government Income Fund will change to Salomon Brothers Short/Intermediate U.S. Government Fund. In connection with the implementation of the Fund's name change, the Fund's dollar-weighted average maturity will be less than 10 years.

Sales Charges

Effective September 16, 2002, Class 2 shares of Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund and Salomon Brothers U.S. Government Income Fund will no longer be subject to an initial sales charge of 1% on purchases. Accordingly, as of September 16, 2002, stockholders may purchase Class 2 shares of the Funds at net asset value without paying an initial sales charge.



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                                                                             2


The following table indicates the new sales charge effective September 16, 2002 on Class A shares of Salomon Brothers High Yield Bond Fund and Salomon Brothers Strategic Bond Fund.

                                       sales charge as        sales charge as
Amount of investment                 % of offering price      % of net amount

Less than $25,000                           4.50%                  4.71%
$25,000 but less than $50,000               4.00%                  4.17%
$50,000 but less than $100,000              3.75%                  3.90%
$100,000 but less than $250,000             3.50%                  3.63%
$250,000 but less than $500,000             2.50%                  2.56%
$500,000 but less than $750,000             2.00%                  2.04%
$750,000 but less than $1 million           1.50%                  1.52%
$1 million or more*                          -0-                    -0-


*You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.



The following table indicates the new sales charge effective September 16, 2002 on Class A shares of Salomon Brothers U.S. Government Income Fund.

                                       sales charge as        sales charge as
Amount of investment                 % of offering price      % of net amount

Less than $500,000                          2.00%                  2.04%
$500,000 or more*                            -0-                    -0-


*You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.



FD 02646

                      SALOMON BROTHERS INVESTMENT SERIES

                                  SUPPLEMENT
                        DATED SEPTEMBER 16, 2002 TO THE
                        PROSPECTUS DATED APRIL 30, 2002


               Salomon Brothers California Tax Free Income Fund
  (as of September 16, 2002, Salomon Brothers California Tax Free Bond Fund)
                     Salomon Brothers High Yield Bond Fund
                Salomon Brothers National Tax Free Income Fund
   (as of September 16, 2002, Salomon Brothers National Tax Free Bond Fund)
                Salomon Brothers New York Tax Free Income Fund
   (as of September 16, 2002, Salomon Brothers New York Tax Free Bond Fund)
                     Salomon Brothers Strategic Bond Fund
                 Salomon Brothers U.S. Government Income Fund
        (as of September 16, 2002, Salomon Brothers Short/Intermediate
                            U.S. Government Fund)



The following revises and supersedes, as applicable, the information contained in the Prospectus for Salomon Brothers Investment Series.

Investment Objective

On September 16, 2002, the stockholders of each of Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund and Salomon Brothers U.S. Government Income Fund approved a change to the investment objective(s) of the Funds to be implemented on or about September 16, 2002. Accordingly, on or about September 16, 2002, the investment objective of each of the Funds will be to maximize total return, consistent with the preservation of capital. There will be no change in the types of securities in which the Funds may invest as set forth in the Prospectus under "Principal investment strategy" for each Fund. Investing for total return will allow the manager for each of the Funds, when selecting securities for the Funds, to place more emphasis on additional factors, such as appreciation and overall return potential, instead of focusing primarily or, in the case of Salomon Brothers U.S. Government Income Fund, exclusively, on the current income potential of an investment. In addition, each of the Funds will continue to pay monthly dividends, the rate of which is expected to fluctuate.

Name Change

On September 16, 2002, the name of Salomon Brothers U.S. Government Income Fund will change to Salomon Brothers Short/Intermediate U.S. Government Fund. In connection with the implementation of the Fund's name change, the Fund's dollar-weighted average maturity will be less than 10 years.


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                                                                             2

Sales Charges

Effective September 16, 2002, Class 2 shares of Salomon Brothers California Tax Free Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers New York Tax Free Income Fund, Salomon Brothers Strategic Bond Fund and Salomon Brothers U.S. Government Income Fund will no longer be subject to an initial sales charge of 1% on purchases. Accordingly, as of September 16, 2002, stockholders may purchase Class 2 shares of the Funds at net asset value without paying an initial sales charge.

The following table indicates the new sales charge effective September 16, 2002 on Class A shares of Salomon Brothers California Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund and Salomon Brothers New York Tax Free Income Fund.

                                         sales charge as        sales charge as
Amount of investment                   % of offering price      % of net amount

Less than $50,000                             4.00%                  4.17%
$50,000 but less than $100,000                3.75%                  3.90%
$100,000 but less than $250,000               3.50%                  3.63%
$250,000 but less than $500,000               2.50%                  2.56%
$500,000 but less than $750,000               2.00%                  2.04%
$750,000 but less than $1 million             1.50%                  1.52%
$1 million or more*                            -0-                    -0-


*You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

The following table indicates the new sales charge effective September 16, 2002 on Class A shares of Salomon Brothers High Yield Bond Fund and Salomon Brothers Strategic Bond Fund.

                                          sales charge as      sales charge as
Amount of investment                    % of offering price    % of net amount

Less than $25,000                              4.50%                4.71%
$25,000 but less than $50,000                  4.00%                4.17%
$50,000 but less than $100,000                 3.75%                3.90%
$100,000 but less than $250,000                3.50%                3.63%
$250,000 but less than $500,000                2.50%                2.56%
$500,000 but less than $750,000                2.00%                2.04%
$750,000 but less than $1 million              1.50%                1.52%
$1 million or more*                             -0-                  -0-

*You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.



The following table indicates the new sales charge effective September 16, 2002 on Class A shares of Salomon Brothers U.S. Government Income Fund.

                                           sales charge as      sales charge as
Amount of investment                     % of offering price    % of net amount

Less than $500,000                              2.00%                2.04%
$500,000 or more*                                -0-                  -0-


*You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.



FD 02645